UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2019

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.9%
Australia — 5.5%
Australia & New Zealand Banking Group Ltd.	2,505	45,602
BHP Group Ltd.	2,227	56,870
Commonwealth Bank of Australia	163	8,302
CSL Ltd.	135	19,190
Dexus, REIT	2,758	23,097
Goodman Group, REIT	2,549	21,690
Macquarie Group Ltd.	45	3,847
National Australia Bank Ltd.	265	4,607
Rio Tinto Ltd.	748	47,553
Rio Tinto plc	187	10,329
Westpac Banking Corp.	425	7,587

		248,674

Austria — 0.6%
Erste Group Bank AG *	793	27,682
IMMOFINANZ AG *	1	38

		27,720

Belgium — 1.3%
Anheuser-Busch InBev SA/NV	762	58,241

Denmark — 1.6%
Chr Hansen Holding A/S	168	15,921
Novo Nordisk A/S, Class B	1,218	57,082

		73,003

Finland — 1.4%
Cargotec OYJ, Class B	343	11,471
Nokia OYJ	1,913	12,085
Outokumpu OYJ	4,424	19,122
Wartsila OYJ Abp	1,226	20,027

		62,705

France — 12.1%
Air Liquide SA	466	56,521
Airbus SE	348	40,092
Alstom SA *	651	26,202
AXA SA	868	20,138
BNP Paribas SA	940	44,291
Capgemini SE	217	23,983
JCDecaux SA	554	16,414
Orange SA	562	8,723
Pernod Ricard SA	277	46,013
Renault SA	468	33,142
Sanofi	723	62,839
Schneider Electric SE	550	39,126
Sodexo SA (a)	253	26,362
Thales SA	115	12,665
TOTAL SA	1,281	70,219
Unibail-Rodamco-Westfield, REIT	82	14,758
Vinci SA	104	9,142

		550,630

Germany — 8.9%
adidas AG	108	25,651
Allianz SE (Registered)	40	8,493
BASF SE	129	9,429
Bayer AG (Registered)	332	25,196
Brenntag AG	546	25,856
Daimler AG (Registered)	815	48,298
Deutsche Bank AG (Registered)	705	6,271
Deutsche Boerse AG	209	27,775
Deutsche Post AG (Registered)	908	26,810
Deutsche Telekom AG (Registered)	2,266	36,855
Henkel AG & Co. KGaA (Preference)	275	26,762
Infineon Technologies AG	1,232	27,394
RWE AG	945	23,500
SAP SE	653	67,529
Siemens AG (Registered)	162	17,793

		403,612

Hong Kong — 3.1%
AIA Group Ltd.	5,790	52,283
CK Asset Holdings Ltd.	2,673	22,500
CK Hutchison Holdings Ltd.	2,643	26,689
Hong Kong Exchanges & Clearing Ltd.	1,283	40,141
I-CABLE Communications Ltd. * (a)	254	3

		141,616

Ireland — 0.8%
CRH plc	398	11,453
Ryanair Holdings plc, ADR *	358	25,432

		36,885

Israel — 0.3%
Teva Pharmaceutical Industries Ltd., ADR *	601	11,923

Italy — 2.2%
Assicurazioni Generali SpA	1,565	27,395
Enel SpA	9,669	58,438
Telecom Italia SpA *	23,225	12,923
UniCredit SpA	278	3,214

		101,970

Japan — 22.9%
Asahi Group Holdings Ltd.	373	15,608
Bridgestone Corp.	829	31,890
Central Japan Railway Co.	126	27,167
Daicel Corp.	2,443	25,620
Daikin Industries Ltd.	376	40,730
DMG Mori Co. Ltd.	1,756	23,906
Electric Power Development Co. Ltd.	316	7,901
Hitachi Ltd.	416	13,081
Honda Motor Co. Ltd.	1,484	44,550
Japan Airlines Co. Ltd.	488	17,749
Japan Tobacco, Inc.	1,013	25,655
Kao Corp.	533	37,682
Keyence Corp.	17	8,594
Kyowa Hakko Kirin Co. Ltd.	632	12,113
Mabuchi Motor Co. Ltd.	800	28,074
Marui Group Co. Ltd.	970	19,700
Mitsubishi Corp.	1,072	31,427
Mitsubishi UFJ Financial Group, Inc.	7,766	41,657
Mitsui Fudosan Co. Ltd.	1,012	24,574
NGK Spark Plug Co. Ltd.	981	21,140
Nintendo Co. Ltd.	99	30,026

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
Nippon Telegraph & Telephone Corp.	879	37,782
Nomura Research Institute Ltd.	327	13,398
Olympus Corp.	157	6,457
Otsuka Corp.	606	19,622
Otsuka Holdings Co. Ltd.	765	31,389
Panasonic Corp.	2,375	23,257
Persol Holdings Co. Ltd.	845	15,044
Renesas Electronics Corp. *	3,947	22,756
Seven & i Holdings Co. Ltd.	995	43,330
Sony Corp.	366	18,328
Sumitomo Electric Industries Ltd.	1,307	18,624
Sumitomo Mitsui Financial Group, Inc.	1,008	37,481
T&D Holdings, Inc.	2,267	28,140
Tokio Marine Holdings, Inc.	625	30,613
Tokyo Gas Co. Ltd.	526	13,824
Tokyu Corp.	1,957	33,493
Toray Industries, Inc.	2,922	21,657
Toyota Motor Corp.	1,122	69,035
West Japan Railway Co.	210	15,316
Yamato Holdings Co. Ltd.	418	11,143

		1,039,533

Luxembourg — 0.5%
ArcelorMittal	1,004	23,179

Malta — 0.0% (b)
BGP Holdings plc * ‡	449	—	(c)

Netherlands — 5.2%
Akzo Nobel NV	376	32,400
ASML Holding NV	234	40,969
Heineken NV	171	15,360
ING Groep NV	2,773	32,905
Koninklijke Philips NV	330	13,014
Royal Dutch Shell plc, Class A	1,689	52,353
Royal Dutch Shell plc, Class B	1,631	50,643

		237,644

Singapore — 1.0%
DBS Group Holdings Ltd.	2,241	39,939
United Overseas Bank Ltd.	209	3,911

		43,850

Spain — 3.4%
Banco Santander SA	4,430	21,011
Bankia SA	6,956	20,276
Iberdrola SA	7,369	60,910
Iberdrola SA *	190	1,572
Industria de Diseno Textil SA	1,459	40,813
Telefonica SA	1,160	9,976

		154,558

Sweden — 1.3%
Lundin Petroleum AB	705	22,560
Svenska Handelsbanken AB, Class A	3,204	34,844

		57,404

Switzerland — 9.6%
Cie Financiere Richemont SA (Registered)	465	32,070
Credit Suisse Group AG (Registered) *	2,433	29,575
LafargeHolcim Ltd. (Registered) *	767	36,088
Nestle SA (Registered)	1,286	112,102
Novartis AG (Registered)	781	68,176
Roche Holding AG	349	92,899
Swiss Re AG	347	33,232
UBS Group AG (Registered) *	1,794	23,257
Zurich Insurance Group AG *	34	10,533

		437,932

United Kingdom — 13.4%
3i Group plc	2,888	32,234
AstraZeneca plc	216	15,668
Aviva plc	4,433	24,110
Barratt Developments plc	3,032	21,449
BP plc	8,836	60,363
British American Tobacco plc	1,441	50,805
Burberry Group plc	1,064	25,163
Diageo plc	171	6,509
Dixons Carphone plc	7,467	13,522
GlaxoSmithKline plc	2,490	48,370
HSBC Holdings plc	4,876	41,057
InterContinental Hotels Group plc	453	25,747
ITV plc	13,521	22,951
Lloyds Banking Group plc	22,133	16,873
Prudential plc	2,289	44,771
Standard Chartered plc	4,788	38,619
Taylor Wimpey plc	8,277	17,946
Unilever NV, CVA	900	48,212
Vodafone Group plc	21,875	39,895
Whitbread plc	201	12,871

		607,135

United States — 0.8%
Ferguson plc	511	34,197

TOTAL COMMON STOCKS (Cost $4,534,239)		4,352,411

	Principal Amount ($000)
CORPORATE BONDS — 0.0% (b)
Brazil — 0.0% (b)
Vale SA Series A6, 0.00%, ‡ (d) (e) (f) (g) (Cost $ — )	BRL 11	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 4.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.31% (h) (i) (Cost $181,566)	181,566	181,566

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.60% (h) (i)	20,002	20,002
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.38% (h) (i)	6,112	6,112

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $26,112)		26,114

Total Investments — 100.5% (Cost $4,741,917)		4,560,091
Liabilities in Excess of Other Assets — (0.5)%		(22,919)

Net Assets — 100.0%		4,537,172

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.3%
Pharmaceuticals	9.3
Insurance	6.1
Oil, Gas & Consumable Fuels	5.6
Automobiles	4.3
Capital Markets	3.6
Chemicals	3.5
Metals & Mining	3.4
Beverages	3.1
Electric Utilities	2.7
Food Products	2.5
Diversified Telecommunication Services	2.3
Trading Companies & Distributors	2.0
Semiconductors & Semiconductor Equipment	2.0
Personal Products	1.9
Textiles, Apparel & Luxury Goods	1.8
Machinery	1.8
Household Durables	1.8
Tobacco	1.7
Road & Rail	1.7
Auto Components	1.6
Software	1.5
Electrical Equipment	1.5
Hotels, Restaurants & Leisure	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
IT Services	1.2
Specialty Retail	1.2
Aerospace & Defense	1.2
Construction Materials	1.0
Real Estate Management & Development	1.0

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

INDUSTRY	PERCENTAGE
Industrial Conglomerates	1.0%
Food & Staples Retailing	0.9
Investment of cash collateral from securities loaned	0.6
Others (each less than 1.0%)	9.2
Short-Term Investments	4.0

Abbreviations

ADR	American Depositary Receipt
BRL	Brazilian Real
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 is approximately $24,823,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2019.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2019.
(f)	Defaulted security.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of January 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,707	03/2019	EUR	61,680	50
FTSE 100 Index	350	03/2019	GBP	31,755	764
SPI 200 Index	528	03/2019	AUD	55,859	711
TOPIX Index	303	03/2019	JPY	43,764	342

					1,867

Abbreviations

AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$248,674	$—		$248,674
Austria	—	27,720	—		27,720
Belgium	—	58,241	—		58,241
Denmark	—	73,003	—		73,003
Finland	—	62,705	—		62,705
France	—	550,630	—		550,630
Germany	—	403,612	—		403,612
Hong Kong	—	141,616	—		141,616
Ireland	25,432	11,453	—		36,885
Italy	—	101,970	—		101,970
Japan	—	1,039,533	—		1,039,533
Luxembourg	—	23,179	—		23,179
Malta	—	—	—	(a)	—	(a)
Netherlands	—	237,644	—		237,644
Singapore	—	43,850	—		43,850
Spain	—	154,558	—		154,558
Sweden	—	57,404	—		57,404
Switzerland	—	437,932	—		437,932
United Kingdom	—	607,135	—		607,135
United States	—	34,197	—		34,197
Other Common Stocks	11,923	—	—		11,923

Total Common Stocks	37,355	4,315,056	—	(a)	4,352,411

Debt Securities
Corporate Bonds
Brazil	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	181,566	—	—		181,566
Investment of cash collateral from securities loaned	26,114	—	—		26,114

Total Investments in Securities	$245,035	$4,315,056	$—	(a)	$4,560,091

Appreciation in Other Financial Instruments
Futures Contracts	$—	$1,867	$—		$1,867

(a)	Amount rounds to less than one thousand.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 27, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 27, 2019